20. SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2017
Segment Information Tables Abstract
Schedule of Salaries and related expenses

	Three months ended June 30,	Six months ended June 30,
	2017
Revenue:
EPD	$5,137,556	$5,137,556
CPD	2,694,096	3,226,962
Total	$7,831,652	$8,364,518
Segment operating income (loss):
EPD	$697,679	$697,679
CPD	(604,099)	(1,476,772)
Total	93,580	(779,093)
Interest expense	(396,864)	(849,001)
Other (expense) income, net	(1,254,901)	5,030,717
Income before income taxes	$(1,558,185)	$3,402,623

June 30,
2017
Total assets:
EPD	$27,301,487
CPD	8,243,407

Total	$35,544,894

June 30,
2017
Total assets:
EPD	$27,435,905
CPD	7,943,407

Total	$35,379,312